Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                November 17, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:              Advisor's Disciplined Trust, Series 10
                            333-115977   CIK #1263720

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on September 21, 2006.

                                Very truly yours,

                                Advisor's Disciplined Trust, Series 10

                                By:  Fixed Income Securities, L.P.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                        Managing Director






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